Business Combination - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about business combination [line items]
Total consideration		₨ 10,433
Goodwill	₨ 117,584	131,012	$ 1,738	₨ 116,980
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Acquisition date	Mar. 31, 2018
Total consideration	₨ 6,924	10,433
Cash and cash equivalents acquired	58	317
Trade receivables acquired	215	831
Goodwill	₨ 1,185	₨ 4,833